PIMCO Variable Insurance Trust

Supplement Dated December 11, 2019 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M

Prospectus, each dated April 30, 2019, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Balanced Allocation Portfolio, PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Managed Asset Allocation Portfolio, PIMCO Real Return

Portfolio and PIMCO Total Return Portfolio (the “Portfolios”)

Effective immediately, the PIMCO Balanced Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the applicable Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team. Dr. Sharef is an Executive Vice President of PIMCO. Mr. Devgon is a Senior Vice President of PIMCO. Ms. Browne, Dr. Sharef and Mr. Devgon have jointly and primarily managed the Portfolio since December 2019.

Effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio is jointly and primarily managed by Nicholas J. Johnson, Steve Rodosky and Greg Sharenow. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the applicable Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Nicholas J. Johnson, Steve Rodosky and Greg Sharenow. Messrs. Johnson, Rodosky and Sharenow are Managing Directors of PIMCO. Mr. Johnson has managed the Portfolio since January 2015, Mr. Rodosky has managed the Portfolio since January 2019 and Mr. Sharenow has managed the Portfolio since November 2018.

Effective immediately, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the applicable Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Ms. Sundstrom is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since July 2015. Dr. Sharef is an Executive Vice President of PIMCO and has managed the Portfolio since December 2019.

Effective immediately, the PIMCO Real Return Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the applicable Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Portfolio since January 2019. Mr. He is a Senior Vice President of PIMCO, and he has managed the Portfolio since December 2019.

Effective immediately, the PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the applicable Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Each of Messrs. Mather, Kiesel and Mittal is a Managing Director of PIMCO. Messrs. Mather and Kiesel have jointly and primarily managed the Portfolio since September 2014, and Mr. Mittal has jointly and primarily managed the Portfolio since December 2019.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolios in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the applicable Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Erin Browne	12/19 1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

PIMCO Balanced Allocation	Rahul Devgon	12/19

Senior Vice President, PIMCO. Mr. Devgon is a portfolio manager focusing on asset allocation strategies. Prior to joining PIMCO in 2013, Mr. Devgon was associated with Moore Capital where he traded global macro assets.

PIMCO Real Return	Daniel He	12/19

Senior Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Nicholas J. Johnson	1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO Total Return	Mark Kiesel	9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Low Duration PIMCO Total Return	Scott Mather	9/14 9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

PIMCO Total Return	Mohit Mittal	12/19

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO CommodityRealReturn® Strategy PIMCO Long-Term U.S. Government PIMCO Real Return	Steve Rodosky	1/19 7/07 1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO Balanced Allocation PIMCO Global Managed Asset Allocation	Emmanuel Sharef	12/19 12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Managing Director, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

PIMCO Global Managed Asset Allocation	Geraldine Sundstrom	7/15

Managing Director, PIMCO. Ms. Sundstrom is a portfolio manager in the London office, focusing on asset allocation strategies. Prior to joining PIMCO in 2015, she was a partner and portfolio manager at Brevan Howard, where she led the Emerging Markets Strategies Fund. Previously, she was a portfolio manager at Moore Capital Management. She has investment experience since 1996 and holds a master’s degree in finance from Birkbeck College at London University and two degrees from Universite Paris

Dauphine.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_121119

PIMCO Variable Insurance Trust

Supplement Dated December 11, 2019 to the

PIMCO Balanced Allocation Portfolio Administrative Class Prospectus and PIMCO Balanced

Allocation Portfolio Advisor Class Prospectus, each dated April 30, 2019,

as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Balanced Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team. Dr. Sharef is an Executive Vice President of PIMCO. Mr. Devgon is a Senior Vice President of PIMCO. Ms. Browne, Dr. Sharef and Mr. Devgon have jointly and primarily managed the Portfolio since December 2019.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Allocation	Erin Browne	12/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

PIMCO Balanced Allocation	Rahul Devgon	12/19

Senior Vice President, PIMCO. Mr. Devgon is a portfolio manager focusing on asset allocation strategies. Prior to joining PIMCO in 2013, Mr. Devgon was associated with Moore Capital where he traded global macro assets.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Allocation	Emmanuel Sharef	12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_121119

PIMCO Variable Insurance Trust

Supplement Dated December 11, 2019 to the PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus and PIMCO CommodityRealReturn® Strategy Portfolio Class M Prospectus, each dated April 30, 2019, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Nicholas J. Johnson, Steve Rodosky and Greg Sharenow. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Nicholas J. Johnson, Steve Rodosky and Greg Sharenow. Messrs. Johnson, Rodosky and Sharenow are Managing Directors of PIMCO. Mr. Johnson has managed the Portfolio since January 2015, Mr. Rodosky has managed the Portfolio since January 2019 and Mr. Sharenow has managed the Portfolio since November 2018.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Nicholas J. Johnson	1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO CommodityRealReturn® Strategy	Steve Rodosky	1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Managing Director, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_121119

PIMCO Variable Insurance Trust

Supplement Dated December 11, 2019 to the

PIMCO Global Managed Asset Allocation Portfolio Administrative Class Prospectus,

PIMCO Global Managed Asset Allocation Portfolio Institutional Class Prospectus and

PIMCO Global Managed Asset Allocation Portfolio Advisor Class Prospectus, each dated April 30,

2019, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Ms. Sundstrom is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since July 2015. Dr. Sharef is an Executive Vice President of PIMCO and has managed the Portfolio since December 2019.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Managed Asset Allocation	Erin Browne	1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Managed Asset Allocation	Emmanuel Sharef	12/19

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

PIMCO Global Managed Asset Allocation	Geraldine Sundstrom	7/15

Managing Director, PIMCO. Ms. Sundstrom is a portfolio manager in the London office, focusing on asset allocation strategies. Prior to joining PIMCO in 2015, she was a partner and portfolio manager at Brevan Howard, where she led the Emerging Markets Strategies Fund. Previously, she was a portfolio manager at Moore Capital Management. She has investment experience since 1996 and holds a master’s degree in finance from Birkbeck College at London University and two degrees from Universite Paris

Dauphine.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_121119

PIMCO Variable Insurance Trust

Supplement Dated December 11, 2019 to the

PIMCO Real Return Portfolio Administrative Class Prospectus, PIMCO Real Return Portfolio

Institutional Class Prospectus, and PIMCO Real Return Portfolio Advisor Class Prospectus,

each dated April 30, 2019, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Real Return Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Portfolio since January 2019. Mr. He is a Senior Vice President of PIMCO, and he has managed the Portfolio since December 2019.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Real Return	Daniel He	12/19

Senior Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

PIMCO Real Return	Steve Rodosky	1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_121119

PIMCO Variable Insurance Trust

Supplement Dated December 11, 2019 to the

PIMCO Total Return Portfolio Administrative Class Prospectus,

PIMCO Total Return Portfolio Institutional Class Prospectus,

and PIMCO Total Return Portfolio Advisor Class Prospectus,

each dated April 30, 2019, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Each of Messrs. Mather, Kiesel and Mittal is a Managing Director of PIMCO. Messrs. Mather and Kiesel have jointly and primarily managed the Portfolio since September 2014, and Mr. Mittal has jointly and primarily managed the Portfolio since December 2019.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Total Return	Mark Kiesel	9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Total Return	Scott Mather	9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

PIMCO Total Return	Mohit Mittal	12/19

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP6_121119

PIMCO Variable Insurance Trust

Supplement dated December 11, 2019 to the

Statement of Additional Information dated April 30, 2019,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Balanced Allocation Portfolio, PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Managed Asset Allocation Portfolio, PIMCO Real Return Portfolio and PIMCO Total Return Portfolio (the “Portfolios”)

Effective immediately, the PIMCO Balanced Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. In addition, effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio is jointly and primarily managed by Nicholas J. Johnson, Steve Rodosky and Greg E. Sharenow. In addition, effective immediately, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. In addition, effective immediately, the PIMCO Real Return Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. In addition, effective immediately, the PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI.

PVIT_SUPP7_121119